INCOME TAX - Schedule of reconciliation of statutory income tax rate with effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of tax charge
Accounting profit	€ 38,591	€ 46,679	€ 857
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(9,647)	(11,670)	(214)
Effects of:
Tax rate in other jurisdictions	233	9	263
Non-taxable income (expense)	256	(628)	(793)
Adjustments of prior periods	1,857	373	31,165
Change in statutory applicable tax rate	2,489	2,877	(5,367)
Other	(744)	(1,445)	(918)
Tax expense (income)	€ (5,556)	€ (10,484)	€ 24,136